Subsequent Events (Narrative) (Detail) - Subsequent Event - Common stock - JPY (¥) ¥ / shares in Units, ¥ in Millions	Jun. 30, 2023	Jun. 28, 2023
Subsequent Event [Line Items]
Dividends payable (in JPY per share)		¥ 16.0
Dividends payable, total amount	¥ 192,860